EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

GOVERNMENT AGENCIES -- 99.2%

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
--------------------------------------------------------------------
Banks and Money Services -- 82.5%
--------------------------------------------------------------------
                  Federal Agricultural Mortgage
                  Corporation Discount Note
      $80         3.68%, 7/5/01                             $ 79,959
                  Federal Farm Credit Bank Discount
       80         3.65%, 7/20/01                              79,838
                  Federal Home Loan Bank Discount Note
      100         3.83%, 7/3/01                               99,968
                  Federal Home Loan Mortgage Corporation
                  Discount Note
       80         3.68%, 7/31/01                              79,747
                  Federal National Mortgage Association
                  Discount Note
       80         3.65%, 8/2/01                               79,732
--------------------------------------------------------------------
                                                            $419,244
--------------------------------------------------------------------
Financial Services -- 16.7%
--------------------------------------------------------------------
                  Student Loan Marketing Association
                  Discount Note
      $85         3.94%, 7/2/01                             $ 84,981
--------------------------------------------------------------------
                                                            $ 84,981
--------------------------------------------------------------------
Total Government Agencies
   (identified cost $504,225)                               $504,225
--------------------------------------------------------------------
Total Investments -- 99.2%
   (identified cost $504,225)                               $504,225
--------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.8%                      $  4,058
--------------------------------------------------------------------
Net Assets -- 100%                                          $508,283
--------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2001
Assets
--------------------------------------------------
Investments, at value (identified cost,
   $504,225)                              $504,225
Cash                                           671
Receivable for Fund shares sold              3,419
Interest receivable                            381
--------------------------------------------------
TOTAL ASSETS                              $508,696
--------------------------------------------------
Liabilities
--------------------------------------------------
Payable to affiliate                      $    383
Accrued expenses                                30
--------------------------------------------------
TOTAL LIABILITIES                         $    413
--------------------------------------------------
NET ASSETS FOR 50,743 SHARES OF
   BENEFICIAL INTEREST OUTSTANDING        $508,283
--------------------------------------------------

Sources of Net Assets
--------------------------------------------------
Paid-in capital                           $508,018
Accumulated undistributed net investment
   income                                      265
--------------------------------------------------
TOTAL                                     $508,283
--------------------------------------------------

Net Asset Value, Offering Price and Redemption
Price Per Share
--------------------------------------------------
($508,283  DIVIDED BY 50,743 SHARES OF
   BENEFICIAL INTEREST OUTSTANDING)       $  10.02
--------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
JUNE 30, 2001(1)
Investment Income
----------------------------------------------
Interest                                  $678
----------------------------------------------
TOTAL INVESTMENT INCOME                   $678
----------------------------------------------

Expenses
----------------------------------------------
Investment adviser fee                    $255
Administration fee                          64
Service fees                                64
Custodian fee                                5
Miscellaneous                               25
----------------------------------------------
TOTAL EXPENSES                            $413
----------------------------------------------

NET INVESTMENT INCOME                     $265
----------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $265
----------------------------------------------

 (1) For the period from the start of business, May 1, 2001, to June 30, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       PERIOD ENDED
IN NET ASSETS                             JUNE 30, 2001(1)
----------------------------------------------------------
From operations --
   Net investment income                  $            265
----------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $            265
----------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares           $        508,912
   Cost of shares redeemed                            (894)
----------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $        508,018
----------------------------------------------------------

NET INCREASE IN NET ASSETS                $        508,283
----------------------------------------------------------

Net Assets
----------------------------------------------------------
At beginning of period                    $             --
----------------------------------------------------------
AT END OF PERIOD                          $        508,283
----------------------------------------------------------

Accumulated undistributed net investment income included
in net assets
----------------------------------------------------------
AT END OF PERIOD                          $            265
----------------------------------------------------------

 (1) For the period from the start of business, May 1, 2001, to June 30, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND AS OF JUNE 30, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

FINANCIAL HIGHLIGHTS

                                  PERIOD ENDED
                                  JUNE 30, 2001(1)(2)
-------------------------------------------------------------
Net asset value -- Beginning
   of period                                $10.000
-------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------
Net investment income                       $ 0.020
-------------------------------------------------------------
NET ASSET VALUE -- END OF
   PERIOD                                   $10.020
-------------------------------------------------------------

TOTAL RETURN                                   1.26%
-------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------
Net assets, end of period
   (000's omitted)                          $   508
Ratios (As a percentage of
   average daily net assets):
   Expenses                                    1.55%(3)
   Net investment income                       0.99%(3)
-------------------------------------------------------------

 (1)  Net investment income was computed using average shares outstanding.
 (2)  For the period from the start of business, May 1, 2001 to June 30, 2001.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance VT Worldwide Health Sciences Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund seeks long-term capital growth by investing, under normal conditions, in a global and diversified portfolio of securities of health sciences companies. During the start-up phase of the Fund, the Fund's investment adviser OrbiMed Advisors, Inc. (OrbiMed) has invested the assets of the Fund exclusively in money market instruments. The following is a summary of the significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Securities listed on a recognized stock exchange, whether U.S. or foreign, are valued at the last reported sale price on that exchange prior to the time when assets are valued or prior to the close of trading on the New York Stock Exchange. In the event that there are no sales, the last available sale price will be used. If a security is traded on more than one exchange, the security is valued at the last sale price on the exchange where the stock is primarily traded. Securities for which market quotations are not readily available and other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Fund's officers in a manner specifically authorized by the Board of Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date.

 C Income Taxes -- The Fund has elected to be treated as a regulated investment company (RIC) for United States federal tax purposes. The Fund's policy is to comply with the provisions of Section 817-H of the Internal Revenue Code regarding Variable Trusts. No provision is made by the Fund for federal or state taxes on any taxable income of the Fund because each separate account in the Fund is ultimately responsible for the payment of any taxes. The Fund will distribute each year all of its net investment income, including any net realized gain on investments, if any. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Trust. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Trust maintains with IBT. All significant credit balances used to reduce the Trust's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 E Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 G Forward Foreign Currency Exchange Contracts -- The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into forward contracts for hedging purposes as well as nonhedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains and losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 I Interim Financial Statements -- The interim financial statements relating to
   June 30, 2001, and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and at least one distribution annually of all or substantially all of its net realized capital gains. Distributions are paid in the form of additional shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distribution in cash. Shareholders may reinvest all distributions in shares of the Fund at the net asset value as of the close of business on the ex-dividend date.

   The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Trust has an underwriting agreement relating to the Fund with Eaton Vance Distributors, Inc. (EVD). EVD intends to offer shares of the Fund continuously to separate accounts of various insurance companies. The underwriting agreement presently provides that EVD through the Fund's transfer agent accepts orders for shares at net asset value and no sales commission or load is charged. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products. Transactions in Fund shares were as follows:

                                              PERIOD ENDED
                                              JUNE 30, 2001
                                              (UNAUDITED)(1)
    ----------------------------------------------------------
    Sales                                               50,832
    Redemptions                                            (89)
    ----------------------------------------------------------
    NET INCREASE                                        50,743
    ----------------------------------------------------------

   (1) For the period from the start of business May 1, 2001 to June 30, 2001.

4 Investment Advisory Fees, Administrator's Fees
  and Other Transactions with Affiliates
-------------------------------------------
   Pursuant to the Advisory Agreement, OrbiMed Advisors, Inc. (OrbiMed) serves as the Investment Adviser of the Fund. Under this agreement, OrbiMed receives a monthly fee at the annual rate of 1% of the Fund's first $30 million in average net assets, 0.90% of the next $20 million in average net assets, 0.75% of the next $450 million in average net assets, and 0.70% of the next $500 million in average net assets. The fee rate declines for net assets of $1 billion and greater. OrbiMed's fee is subject to performance fee adjustment of up to 0.25% of the average daily net assets of the Fund based upon the investment performance of the Fund compared to the Standard & Poor's Index of 500 Common Stocks over specified periods. For the period ended
   June 30, 2001, the fee was equivalent to 1.0% (annualized) of the Fund's average daily net assets and amounted to $255.

   Under an Administration Agreement between the Fund and its Administrator, Eaton Vance Management (EVM), EVM manages and administers the affairs of the Fund. EVM earns a monthly fee at the annual rate of 0.25% of daily net assets. For the period ended June 30, 2001, the administration fee was 0.25% (annualized) of average net assets and amounted to $64.

   Except for Trustees of the Fund who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser and administrative fees. Certain officers and Trustees of the Fund are officers of the above organizations.

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

5 Services Fees
-------------------------------------------
   The Fund has adopted a service plan that allows the Fund to pay services fees to insurance companies for providing personal and/or account services to account holders of insurance product separate accounts, which will be equal to 0.25% (annualized) of daily average net assets. Service fee payments for the period ended June 30, 2001 amounted to $64.

6 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7 Purchases and Sales of Investments
-------------------------------------------
   Under normal circumstances, the Fund invests primarily in securities of health sciences companies. The Fund had no long term purchases or sales for the period.

8 Line of Credit
-------------------------------------------
   The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any borrowings or allocated fees during the period ended June 30, 2001.

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND AS OF JUNE 30, 2001

INVESTMENT MANAGEMENT

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND

Officers

James B. Hawkes
President and Trustee

Thomas P. Huggins
Vice President

Samuel D. Isaly
Vice President

Jacob Rees-Mogg
Vice President

Scott H. Page
Vice President

Duncan W. Richardson
Vice President

Payson F. Swaffield
Vice President

Michael W. Weilheimer
Vice President

Alan R. Dynner
Secretary

James L. O'Connor
Treasurer

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant